Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,817,465		$ 2,670,133		$ 2,832,437
Cost of revenues	2,085,451		1,872,263		1,982,954
Gross profit	732,014		797,870		849,483
Operating expenses:
Research and development, net	241,092		234,131		216,752
Marketing and selling	235,909		229,942		250,963
General and administrative	139,349		131,200		119,311
Other operating income, net			(4,756)
Total operating expenses	616,350		590,517		587,026
Operating income	115,664		207,353		262,457
Financial expenses, net	(13,569)		(21,251)		(15,585)
Other income, net	1,909		13,259		458
Income before income taxes	104,004		199,361		247,330
Income taxes	13,624		24,037		38,109
Net income after taxes	90,380		175,324		209,221
Equity in net earnings of affiliated companies and partnership	15,377		18,796		19,292
Income from continuing operations	105,757		194,120		228,513
Income (loss) from discontinued operations and impairment, net	(15,977)		921
Net income	89,780		195,041		228,513
Less: net loss (income) attributable to non-controlling interests	508		(11,543)		(13,566)
Net income attributable to Elbit Systems Ltd.'s shareholders	90,288		183,498		214,947
Earnings per share attributable to Elbit Systems Ltd.'s ordinary shareholders:
Continuing operations	$ 2.33		$ 4.29		$ 5.08
Discontinued operations	$ (0.22)		$ 0.01
Total	$ 2.11		$ 4.30		$ 5.08
Diluted net earnings (losses) per share:
Continuing operations	$ 2.31		$ 4.24		$ 5.00
Discontinued operations	$ (0.22)		$ 0.01
Total	$ 2.09		$ 4.25		$ 5.00
Weighted average number of shares used in computation of basic earnings per share	42,764	[1]	42,645	[1]	42,305	[1]
Weighted average number of shares used in computation of diluted earnings per share	43,131	[1]	43,217	[1]	42,983	[1]
Amounts attributable to Elbit Systems Ltd.'s common shareholders
Income from continuing operations, net of income taxes	99,778		182,951		214,947
Discontinued operations, net of income taxes	(9,490)		547
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 90,288		$ 183,498		$ 214,947

[1]	In thousands